Cover	Dec. 20, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39895
Entity Registrant Name	CLASS ACCELERATION CORP.
Entity Central Index Key	0001826855
Entity Tax Identification Number	86-3032663
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2625 Woodside Road
Entity Address, City or Town	Woodside
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94062
City Area Code	650
Local Phone Number	235-4777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	CLAS.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CLAS
Security Exchange Name	NYSE
Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	CLAS WS
Security Exchange Name	NYSE